Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Components of income tax expense

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Current tax
HK (note (a))	572	520	150
PRC (note (b))	782	458	415
Deferred income tax	1,726	3,353	1,040

Income tax expense	3,080	4,331	1,605

Notes:

(a)

The Company, a subsidiary incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax which has been provided for at the rate of 16.5% on the estimated assessable profits less estimated available tax losses in each entity.

(b)

Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses, if any, in each entity. Under the PRC Enterprise Income Tax Law (the "EIT Law"), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for companies which qualify as HNTE. HMPL qualifies as a HNTE up to December 31, 2019. Pursuant to the EIT law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement if direct foreign investors with at least 25% equity interest in the PRC companies are Hong Kong tax residents, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the major subsidiaries and equity investees of the Company are Hong Kong incorporated companies and Hong Kong tax residents, and meet the aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As at December 31, 2017 and 2016, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the major subsidiaries and equity investees operating in the PRC will be distributed as dividends.

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Loss before income taxes and equity in earnings of equity investees	(53,536)	(47,356)	(10,540)

Tax calculated at the statutory tax rate of the Company	(8,833)	(7,814)	(1,739)
Tax effects of:
Different tax rates available in different jurisdictions	2,531	453	(2,953)
Tax valuation allowance	11,410	9,886	6,601
Preferential tax deduction	(3,347)	(3,205)	(2,096)
Expenses not deductible for tax purposes	391	688	253
Utilization of previously unrecognized tax losses	(387)	(21)	(34)
Withholding tax on undistributed earnings of PRC entities	1,980	3,532	1,216
Others	(665)	812	357

Income tax expense	3,080	4,331	1,605

Significant components of deferred tax assets and liabilities

	December 31,
	2017	2016
	(in US$'000)
Deferred tax assets
Tax losses	31,028	20,145
Others	1,267	372

Total deferred tax assets	32,295	20,517
Less: Valuation allowance	(31,662)	(20,145)

Deferred tax assets	633	372

Deferred tax liabilities
Undistributed earnings from PRC entities	4,332	5,230
Others	120	131

Deferred tax liabilities	4,452	5,361

Schedule of movements in net deferred income tax liabilities

	2017	2016	2015
	(in US'000)
As at January 1	(4,989)	(3,473)	(2,842)
Utilization of previously recognized withholding tax on undistributed earnings	3,179	1,526	321
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(1,980)	(3,532)	(1,216)
Deferred tax on amortization of intangible assets	18	32	24
Deferred tax on provision for assets	236	147	152
Exchange differences	(283)	311	88

As at December 31	(3,819)	(4,989)	(3,473)

Summary of tax loss carryforwards

	December 31,
	2017	2016
	(in US$'000)
No expiry date	42,385	32,859
2017	—	3,651
2018	858	807
2019	4,261	4,012
2020	36,188	34,059
2021	50,494	53,194
2022	65,195	—

	199,381	128,582

Summary of changes in the deferred tax valuation allowance

	2017	2016	2015
	(in US$'000)
As at January 1	20,145	11,393	7,455
Charged to consolidated statements of operations	11,410	9,886	6,601
Utilization of previously unrecognized tax losses	(387)	(21)	(34)
Write-off of expired tax losses	(558)	—	(1,493)
Others	(89)	(288)	(901)
Exchange differences	1,141	(825)	(235)

As at December 31	31,662	20,145	11,393

Schedule of income tax payable

	2017	2016	2015
	(in US$'000)
As at January 1	274	442	112
Current tax	1,354	978	565
Withholding tax upon dividend declaration from PRC entities	3,179	1,526	321
Tax paid	(3,836)	(2,664)	(510)
Exchange difference	8	(8)	(46)

As at December 31	979	274	442